Share-based Compensation Expenses (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	May 31, 2016 $ / shares shares	Mar. 04, 2016 CNY (¥) shares	Mar. 04, 2016 USD ($) $ / shares shares	Dec. 08, 2014 shares	May 15, 2014 $ / shares shares	May 14, 2014 CNY (¥)	Apr. 30, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2016 CNY (¥) item shares	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 $ / shares
Share-based Compensation Expenses [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified in Period	3,630,121
Stock options [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense | ¥									¥ 239,158
Recognition period for unrecognized compensation cost									2 years 10 months 6 days	2 years 10 months 6 days
Employees share options
Share-based Compensation Expenses [Line Items]
Granted (in shares)					576,000
Granted (in dollars per share) | $ / shares					$ 5.00
Granted (in dollars per share) | $ / shares					$ 3.00
Incremental compensation expense | ¥						¥ 1,698
Restricted shares [Member]
Share-based Compensation Expenses [Line Items]
Total intrinsic value of shares vested | ¥									¥ 1,777		¥ 1,694
Unrecognized compensation expense other than options | ¥									¥ 8,610
Recognition period for unrecognized compensation cost									3 years	3 years
2008 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares to be granted									11,500,000
Additional number of shares available for issuance under the plan								18,375,140
Contractual term									6 years	6 years
Vesting period									4 years	4 years
Number of equal monthly installments for remaining vest | item									36	36
Share-based compensation expense recognized if an exercisable event occurred | ¥									¥ 92,419		65,143		¥ 39,173
Granted (in shares)	7,260,242			2,159,812
Granted (in dollars per share) | $ / shares	$ 0.0001
2008 Plan [Member] | Minimum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period				6 years
2008 Plan [Member] | Maximum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period				10 years
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses [Line Items]
Granted (in shares)									8,203,575	8,203,575
Granted (in dollars per share) | $ / shares										$ 2.58
Granted (in dollars per share) | $ / shares										$ 1.47		$ 2.40		$ 3.57
Total intrinsic value of options exercised									¥ 26,587	$ 3,829	150,325		68,094
Total fair value of share options vested									¥ 67,727	$ 9,755	¥ 50,089		¥ 23,849
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified in Period									3,630,121	3,630,121
2014 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares to be granted									7,942,675
Contractual term									10 years	10 years
Vesting period									4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances									1.00%	1.00%
Increase percent in ordinary shares reserved for future issuances to total outstanding shares									5.00%	5.00%
Granted (in shares)	7,260,242	14,478,293	14,478,293
Granted (in dollars per share) | $ / shares	$ 0.0001		$ 3.09
Incremental compensation expense		¥ 23,197	$ 3,341
Initial Ordinary Shares							5,500,000